Note 15 - Equity Incentive Plans - Restricted Stock Activity (Details) - Restricted Stock [Member]	12 Months Ended
Jun. 30, 2024 $ / shares shares
Unvested, shares (in shares) | shares	38,075
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 142.2
Granted, shares (in shares) | shares	12,500
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.77
Vested, shares (in shares) | shares	(25,971)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 113.37
Forfeited/cancelled, shares (in shares) | shares	(499)
Forfeited/cancelled, weighted average grant date fair value (in dollars per share) | $ / shares	$ 147.15
Unvested, shares (in shares) | shares	24,105
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 100.34